Putnam
Intermediate
U.S. Government
Income Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

5-31-00

[SCALE LOGO OMITTED]


From the Trustees

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM, III]


Dear Shareholder:

It is a pleasure to greet you in our new roles as Chairman of the Trustees and President of the Funds. As you know, both of us have been members of the Board of Trustees for a number of years -- years in which Putnam has experienced tremendous growth and transformed itself from a respected U.S. investment management firm to a financial institution with a global presence.

As the organization makes its way into the new century, we are certain that the changes that lie ahead will be even more breathtaking in their scope. What will not change is the Trustees' dedication to serving the best interests of our shareholders.

We embark upon this new era of Putnam's rich heritage with confidence and we look forward to the opportunity of continuing to help you meet your financial objectives for many years to come.

Respectfully yours,

/S/ JOHN A. HILL            /S/ GEORGE PUTNAM, III

John A. Hill                George Putnam, III
Chairman of the Trustees    President of the Funds
July 19, 2000


REPORT FROM THE FUND MANAGER

Kevin M. Cronin
and the Mortgage Team

During the first half of its fiscal year, Putnam Intermediate U.S. Government Income Fund outperformed its peer group average, benefiting from its maturity structure and the performance of its U.S. agency holdings during the last two months of the period. The segments of the bond market in which your fund invests were affected most by two factors: the interest-rate increases implemented by the Federal Reserve Board and the U.S. Treasury's use of the budget surplus to buy back 30-year Treasury bonds.

Total return for 6 months ended 5/31/00

      Class A          Class B          Class C          Class M
    NAV     POP      NAV    CDSC      NAV    CDSC      NAV     POP
----------------------------------------------------------------------
   1.13%  -2.13%    1.03%  -1.94%    0.93%  -0.06%    1.26%  -0.80%
----------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 5.

* YIELD CURVE INVERSION MARKS PERIOD

Six interest-rate increases were implemented between June 1999 and the end of May 2000 in the Fed's attempt to slow the U.S. economy and prevent inflationary pressures from building. Evidence emerging late in the period suggests that these rate increases may be having the desired effect. For some time now, interest rates for most fixed-income securities have been on the rise, taking their lead from the Fed's actions. The most sizable rate increases, however, took place among short-term securities, as investors perceived that the Fed was handling the potential inflation problem and that over the long term inflation would remain under control.

During the first half of your fund's fiscal year, the Fed's tightening monetary policy took the form of two increases of a quarter of a percentage point each in February and March and an increase of half a percentage point in May. The latter came on the heels of an economic report that showed a marked increase in the employment cost index, a broad measure of the cost to business for wages and benefits. By the end of May, the federal funds rate had risen to 6.50%.



[GRAPHIC OMITTED: horizontal bar chart PORTFOLIO COMPOSITION]

PORTFOLIO COMPOSITION*

                                 5/31/00             11/30/99
Fixed rate
mortgage-backed
securities                        66.0%                63.9%

Adjustable-rate
mortgage-backed
securities                         0.3%                 0.3%

U.S. Treasury
securities                        21.0%                41.1%

Cash and
short-term
investments                       11.3%                 5.4%

Footnote reads:
*Based on net assets as of 11/30/99 and 5/31/00. Holdings will vary over time.


While short-term rates were on the rise, the yield on the long-term 30-year Treasury bond declined. The perception that the Fed was keeping inflation under control was one reason behind this yield curve inversion. However, the primary cause for the significant decline in long-term interest rates was the federal government's buyback of 30-year Treasury bonds, the result of a decision to use the budget surplus to pay down the federal debt. The increase in demand caused by these purchases pushed long-term bond prices up, bringing yields down.

* BARBELL STRATEGY HELPS PERFORMANCE

Intermediate-maturity bonds also benefited from this trend. If this debt buyback had not occurred, we believe the yield curve would still be somewhat inverted but not as dramatically. Historically an inverted yield curve has been viewed as a predictor of a slowing economy. In such a scenario, investors buy longer-term bonds, pushing their yields down, under the assumption that the economy will slow and push yields lower still. An inverted yield curve has also been viewed as a precursor to a stock market decline.


[GRAPHIC OMITTED: Vertical bar chart DURATION OVERVIEW]

DURATION OVERVIEW*

                 0-1 year         1-5 years           5+ years

                  17.4%             78.7%               3.9%

Footnote reads:
*As a percentage of market value as of 5/31/00. Duration will vary over time.


Over the course of the semiannual period, your fund's yield curve positioning helped its relative performance. We implemented what is known as a barbell strategy, heavily weighting short-term cash positions on one end of the yield spectrum and longer-term debt on the other. The cash positions offered ever-increasing yields as short-term rates kept ratcheting upward; the longer-term positions benefited from the price appreciation that accompanied their decline in yields. This combination of investments provided a duration that was essentially neutral. Duration is a measure of the fund's sensitivity to changes in interest rates.

* NON-TREASURY DEBT LAGS

During most of the period, performance of non-Treasury fixed-income investments such as agency debt and mortgage-backed securities lagged behind Treasury-issued securities. This activity provided your fund with precisely the kind of buying opportunity we look for in the markets. Discussions in Congress about the implicit government backing that agencies such as Fannie Mae and Freddie Mac enjoy caused their debt to underperform. Timely purchases we made in April provided a boost to the fund's performance, as these agencies rebounded during the last two months of the period.


"We believe the Fed is near the end of its tightening cycle and we look for improved returns in the bond market for the balance of this year."

-- Kevin M. Cronin, portfolio manager


While mortgage-backed securities suffered from dramatic moves in interest rates, we added to the fund's positions in this sector because of the attractive yields they offered and because we expect interest rates to become more stable over the coming months. As a result, mortgage-backed securities now represent almost 67% of your fund's investments along with a 21% Treasury and agency debt position and 11% in short-term cash positions. Most of the fund's mortgage holdings are in Ginnie Maes, which are backed by the full faith and credit of the U.S. government, with the rest in Freddie Mac and Fannie Mae securities, generally in the 5- to 10-year maturity spectrum.

* OUTLOOK: SLOWER ECONOMY, END OF FED RATE INCREASES

Recent data, including a slowdown in the housing market, a weaker-than-expected purchasing managers' report, and a surprising uptick in unemployment, suggest that we may be witnessing the start of the economic slowdown the Fed has been trying to orchestrate. Nevertheless, we expect a modest rise in short-term rates over the near term as the Fed looks for more convincing and sustained evidence that that growth has been curbed.

Looking out over the long term, we believe the Fed will be successful in slowing the economy and deflecting the inflationary threat spawned by an economy that grows too fast. Our view is that the Fed is close to finishing this latest program of interest-rate increases and that rates could start trending lower by the end of the year, assuming that the economy shows signs of slowing and inflation remains well behaved.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 5/31/00, there is no guarantee the fund will continue to hold these securities in the future. While U.S. government backing of individual securities does not insure principal, which will fluctuate, it does guarantee that the fund's government-backed holdings will make timely payments of interest and principal. This fund invests in mortgage-backed securities, which are subject to prepayment risk.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Intermediate U.S. Government Income Fund is designed for investors seeking as high a level of current income as is consistent with preservation of capital.

TOTAL RETURN FOR PERIODS ENDED 5/31/00

                     Class A         Class B         Class C         Class M
(inception dates)   (2/16/93)       (2/16/93)       (7/26/99)        (4/3/95)
                   NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months          1.13%  -2.13%   1.03%  -1.94%   0.93%  -0.06%   1.26%  -0.80%
------------------------------------------------------------------------------
1 year            2.63   -0.64    2.01   -0.91    1.60    0.63    2.48    0.42
------------------------------------------------------------------------------
5 years          31.52   27.26   27.88   27.88   26.44   26.44   31.01   28.32
Annual average    5.63    4.94    5.04    5.04    4.80    4.80    5.55    5.11
------------------------------------------------------------------------------
Life of fund     42.89   38.19   37.04   37.04   34.92   34.92   41.76   38.99
Annual average    5.02    4.54    4.42    4.42    4.19    4.19    4.90    4.62
------------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 5/31/00

                               Lehman Bros. Intermediate         Consumer
                                   Govt. Bond Index             price index
------------------------------------------------------------------------------
6 months                                 1.55%                     1.72%
------------------------------------------------------------------------------
1 year                                   3.00                      3.07
------------------------------------------------------------------------------
5 years                                 31.46                     12.55
Annual average                           5.62                      2.39
------------------------------------------------------------------------------
Life of fund                            46.45                     19.71
Annual average                           5.40                      2.51
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 3.25% and 2.00%, respectively. Class B share returns for the 1-year, 5-year, and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 3% in the first year, declines to 1% in the fourth year, and is eliminated thereafter. Returns shown for class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge currently applicable to class M shares and the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares and adjusted to reflect the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Performance data for periods prior to 4/10/95 do not reflect the fund's performance under the current investment policies.




PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 5/31/00

                                  Class A        Class B        Class C         Class M
----------------------------------------------------------------------------------------
Distributions (number)               6              6              6               6
----------------------------------------------------------------------------------------
Income                          $0.123042      $0.108578      $0.103873       $0.119442
----------------------------------------------------------------------------------------
  Total                         $0.123042      $0.108578      $0.103873       $0.119442
----------------------------------------------------------------------------------------
Share value:                   NAV     POP         NAV            NAV        NAV     POP
----------------------------------------------------------------------------------------
11/30/99                     $4.81   $4.97       $4.81          $4.81      $4.82   $4.92
----------------------------------------------------------------------------------------
5/31/00                       4.74    4.90        4.75           4.75       4.76    4.86
----------------------------------------------------------------------------------------
Current return (end of period)
-----------------------------------------------------------------------------------------
Current dividend rate1        4.80%   4.64%       4.22%          4.06%      4.63%   4.54%
-----------------------------------------------------------------------------------------
Current 30-day SEC yield2     6.07    5.87        5.46           5.32       5.91    5.79
-----------------------------------------------------------------------------------------

1 Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

2 Based only on investment income, calculated using SEC guidelines.



TOTAL RETURN FOR PERIODS ENDED 6/30/00 (most recent calendar quarter)

                     Class A         Class B         Class C        Class M
(inception dates)   (2/16/93)       (2/16/93)       (7/26/99)       (4/3/95)
                   NAV     POP     NAV    CDSC     NAV    CDSC     NAV    POP
------------------------------------------------------------------------------
6 months          3.26%  -0.10%   3.16%   0.16%   2.85%   1.85%   3.39%   1.27%
------------------------------------------------------------------------------
1 year            4.17    0.84    3.76    0.78    3.07    2.08    4.22    2.11
------------------------------------------------------------------------------
5 years          31.39   27.17   27.76   27.76   26.02   26.02   30.87   28.22
Annual average    5.61    4.92    5.02    5.02    4.73    4.73    5.53    5.10
------------------------------------------------------------------------------
Life of fund     44.99   40.22   38.99   38.99   36.53   36.53   43.82   41.01
Annual average    5.17    4.69    4.57    4.57    4.32    4.32    5.05    4.77
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 3.25% maximum sales charge for class A shares and 2.00% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 3% maximum during the first year to 1% during the fourth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


COMPARATIVE BENCHMARKS

Lehman Brothers Intermediate Government Bond Index is composed of all bonds covered by the Lehman Brothers Government Bond Index with maturities between one and 9.9 years. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.




THE FUND'S PORTFOLIO
May 31, 2000 (Unaudited)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (87.3%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
U.S. Government Agency Mortgage Obligations (66.3%)
-------------------------------------------------------------------------------------------------------------------
        $10,000,000 Federal Home Loan Bank 6.66s, April 6, 2001                                    $      9,970,300
                    Federal Home Loan Mortgage Corp.
          2,578,613 7 1/2s, with due dates from August 1, 2007 to
                    December 1, 2017                                                                      2,527,609
         21,685,000 6 7/8s, January 15, 2005                                                             21,220,724
         62,702,673 6s, with due dates from March 1, 2006 to
                    June 1, 2029                                                                         58,229,353
          5,720,000 5 3/4s, June 15, 2001                                                                 5,643,123
            167,921 Federal National Mortgage Association Adjustable
                    Rate Mortgages 6.092s, with due dates from
                    November 1, 2024 to July 1, 2026                                                        163,093
                    Federal National Mortgage Association
                    Pass-Through Certificates
             11,780 11 1/4s, October 1, 2010                                                                 12,811
          2,839,492 8s, with due dates from May 1, 2013 to
                    November 1, 2029                                                                      2,818,072
          7,638,669 7s, October 1, 2011                                                                   7,392,780
         40,642,202 6s, with due dates from March 1, 2014 to
                    December 1, 2014                                                                     37,784,243
          1,318,685 Government National Mortgage Association
                    Adjustable Rate Mortgages 7s, July 20, 2026                                           1,319,714
                    Government National Mortgage Association
                    Pass-Through Certificates
         68,076,803 9 1/2s, with due dates from December 15, 2009 to
                    April 15, 2030                                                                       71,469,520
          2,793,929 9s, December 15, 2021                                                                 2,902,166
          1,890,998 8 1/2s, October 15, 2008                                                              1,929,704
         29,393,497 8s, with due dates from May 15, 2024 to
                    December 15, 2027                                                                    29,439,386
         43,854,059 7 1/2s, with due dates from December 15, 2023 to
                    October 15, 2028                                                                     43,045,382
          4,013,512 7s, with due dates from December 15, 2026 to
                    December 15, 2028                                                                     3,850,710
                                                                                                   ----------------
                                                                                                        299,718,690

U.S. Treasury Obligations (21.0%)
-------------------------------------------------------------------------------------------------------------------
                    U.S. Treasury Notes
         10,000,000 8s, May 15, 2001                                                                     10,109,400
         22,125,000 6s, August 15, 2004                                                                  21,640,905
         50,000,000 6s, July 31, 2002                                                                    49,265,500
         15,000,000 4 1/4s, November 15, 2003                                                            13,914,900
                                                                                                   ----------------
                                                                                                         94,930,705
                                                                                                   ----------------
                    Total U.S. Government and Agency Obligations
                    (cost $405,069,431)                                                            $    394,649,395

SHORT-TERM INVESTMENT (11.3%) (a) (cost $51,125,052)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
        $51,134,000 Federal Home Loan Bank effective yield of 6.3%,
                    June 1, 2000                                                                   $     51,125,052
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $456,194,483) (b)                                      $    445,774,447
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $451,921,440.

  (b) The aggregate identified cost on a tax basis is $456,403,600, resulting in gross unrealized depreciation of $10,629,153.

      The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
May 31, 2000 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $456,194,483) (Note 1)                                        $445,774,447
-------------------------------------------------------------------------------------------
Cash                                                                                  9,603
-------------------------------------------------------------------------------------------
Interest receivable                                                               3,986,343
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                            4,209,733
-------------------------------------------------------------------------------------------
Total assets                                                                    453,980,126

Liabilities
-------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                63,808
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                        1,034,959
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                        683,238
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                           55,902
-------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                       19,418
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          1,090
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                              174,239
-------------------------------------------------------------------------------------------
Other accrued expenses                                                               26,032
-------------------------------------------------------------------------------------------
Total liabilities                                                                 2,058,686
-------------------------------------------------------------------------------------------
Net assets                                                                     $451,921,440

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                $492,313,264
-------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                      1,079,068
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                           (31,050,856)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                      (10,420,036)
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                     $451,921,440

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($222,724,012 divided by 46,953,820 shares)                                           $4.74
-------------------------------------------------------------------------------------------
Offering price per class A share (100/96.75 of $4.74)*                                $4.90
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($106,521,841 divided by 22,419,522 shares)**                                         $4.75
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($2,709,102 divided by 570,890 shares)**                                              $4.75
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($9,817,294 divided by 2,064,191 shares)                                              $4.76
-------------------------------------------------------------------------------------------
Offering price per class M share (100/98.00 of $4.76)*                                $4.86
-------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($110,149,191 divided by 23,252,982 shares)                                           $4.74
-------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended May 31, 2000 (Unaudited)

Interest income                                                                $ 15,526,489
-------------------------------------------------------------------------------------------

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                  1,406,753
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                      338,074
-------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                   10,290
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                      3,330
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                               283,653
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                               502,921
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                11,020
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                20,976
-------------------------------------------------------------------------------------------
Reports to shareholders                                                               9,339
-------------------------------------------------------------------------------------------
Registration fees                                                                       363
-------------------------------------------------------------------------------------------
Auditing                                                                             12,212
-------------------------------------------------------------------------------------------
Legal                                                                                 3,569
-------------------------------------------------------------------------------------------
Postage                                                                              15,034
-------------------------------------------------------------------------------------------
Other                                                                                25,062
-------------------------------------------------------------------------------------------
Total expenses                                                                    2,642,596
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                          (43,953)
-------------------------------------------------------------------------------------------
Net expenses                                                                      2,598,643
-------------------------------------------------------------------------------------------
Net investment income                                                            12,927,846
-------------------------------------------------------------------------------------------
Net realized loss on investments (Note 1)                                        (5,913,337)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                       (1,876,894)
-------------------------------------------------------------------------------------------
Net loss on investments                                                          (7,790,231)
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                           $  5,137,615
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                           May 31      November 30
                                                                            2000*             1999
--------------------------------------------------------------------------------------------------
Decrease in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                                $ 12,927,846     $ 26,234,156
--------------------------------------------------------------------------------------------------
Net realized loss on investments                                       (5,913,337)      (8,379,755)
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                             (1,876,894)     (13,037,946)
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                    5,137,615        4,816,455
--------------------------------------------------------------------------------------------------
Distributions to shareholders:
--------------------------------------------------------------------------------------------------
  From net investment income
   Class A                                                             (5,865,581)     (12,515,612)
--------------------------------------------------------------------------------------------------
   Class B                                                             (2,689,864)      (6,633,533)
--------------------------------------------------------------------------------------------------
   Class C                                                                (45,901)         (21,315)
--------------------------------------------------------------------------------------------------
   Class M                                                               (263,426)        (562,015)
--------------------------------------------------------------------------------------------------
   Class Y                                                             (3,012,818)      (6,366,078)
--------------------------------------------------------------------------------------------------
Increase (decrease) from capital share
transactions (Note 4)                                                 (50,940,393)      20,974,985
--------------------------------------------------------------------------------------------------
Total decrease in net assets                                          (57,680,368)        (307,113)

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                   509,601,808      509,908,921
--------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income of $1,079,068 and $28,812, respectively)                      $451,921,440     $509,601,808
--------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS A
-------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                             May 31
operating performance               (Unaudited)                       Year ended November 30
-------------------------------------------------------------------------------------------------------------
                                        2000         1999         1998         1997         1996         1995
-------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $4.81        $5.01        $4.90        $4.90        $4.92        $4.60
-------------------------------------------------------------------------------------------------------------
Investment operations
-------------------------------------------------------------------------------------------------------------
Net investment income                    .13          .25          .25(c)       .28          .29          .27
-------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.08)        (.20)         .14           --         (.02)         .35
-------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .05          .05          .39          .28          .27          .62
-------------------------------------------------------------------------------------------------------------
Less distributions:
-------------------------------------------------------------------------------------------------------------
From net
investment income                       (.12)        (.25)        (.25)        (.28)        (.26)        (.29)
-------------------------------------------------------------------------------------------------------------
Return of capital                         --           --           --           --           --         (.01)
-------------------------------------------------------------------------------------------------------------
In excess of net
investment income                         --           --         (.03)          --         (.03)          --(d)
-------------------------------------------------------------------------------------------------------------
Total distributions                     (.12)        (.25)        (.28)        (.28)        (.29)        (.30)
-------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $4.74        $4.81        $5.01        $4.90        $4.90        $4.92
-------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  1.13*        1.09         8.19         5.98         5.71        13.85
-------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $222,724     $243,927     $242,140     $135,283     $143,575      $57,049
-------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .51*         .99         1.06         1.15         1.22         1.20
-------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               2.81*        5.20         5.00         5.77         5.54         5.78
-------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                182.37*      318.67       223.06       188.39       367.19       383.88
-------------------------------------------------------------------------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements.

  (c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the periods.

  (d) Distributions in excess of net investment income were less than $0.01 per share.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS B
-------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                             May 31
operating performance               (Unaudited)                       Year ended November 30
-------------------------------------------------------------------------------------------------------------
                                        2000         1999         1998         1997         1996         1995
-------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $4.81        $5.01        $4.91        $4.90        $4.92        $4.60
-------------------------------------------------------------------------------------------------------------
Investment operations
-------------------------------------------------------------------------------------------------------------
Net investment income                    .12          .22          .22(c)       .26          .26          .24
-------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.07)        (.20)         .13           --         (.02)         .35
-------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .05          .02          .35          .26          .24          .59
-------------------------------------------------------------------------------------------------------------
Less distributions:
-------------------------------------------------------------------------------------------------------------
From net
investment income                       (.11)        (.22)        (.22)        (.25)        (.24)        (.26)
-------------------------------------------------------------------------------------------------------------
Return of capital                         --           --           --           --           --         (.01)
-------------------------------------------------------------------------------------------------------------
In excess of net
investment income                         --           --         (.03)          --         (.02)          --(d)
-------------------------------------------------------------------------------------------------------------
Total distributions                     (.11)        (.22)        (.25)        (.25)        (.26)        (.27)
-------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $4.75        $4.81        $5.01        $4.91        $4.90        $4.92
-------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  1.03*         .48         7.32         5.56         5.08        13.17
-------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $106,522     $137,130     $137,569      $68,137      $56,889      $23,201
-------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .81*        1.59         1.66         1.75         1.80         1.81
-------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               2.51*        4.60         4.39         5.16         4.94         5.17
-------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                182.37*      318.67       223.06       188.39       367.19       383.88
-------------------------------------------------------------------------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements.

  (c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the periods.

  (d) Distributions in excess of net investment income were less than $0.01 per share.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS C
---------------------------------------------------------------------------
                                    Six months
                                       ended             For the period
Per-share                             May 31             July 26, 1999+
operating performance               (Unaudited)           to Nov. 30
---------------------------------------------------------------------------
                                        2000                  1999
---------------------------------------------------------------------------
Net asset value,
beginning of period                    $4.81                 $4.81
---------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------
Net investment income                    .11                   .07
---------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.07)                   --
---------------------------------------------------------------------------
Total from
investment operations                    .04                   .07
---------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------
From net
investment income                       (.10)                 (.07)
---------------------------------------------------------------------------
Return of capital                         --                    --
---------------------------------------------------------------------------
In excess of net
investment income                         --                    --
---------------------------------------------------------------------------
Total distributions                     (.10)                 (.07)
---------------------------------------------------------------------------
Net asset value,
end of period                          $4.75                 $4.81
---------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------
Total return at
net asset value (%)(a)                   .93*                 1.53*
---------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $2,709                $2,746
---------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .89*                  .61*
---------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               2.40*                 1.58*
---------------------------------------------------------------------------
Portfolio turnover (%)                182.37*               318.67
---------------------------------------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements.

  (c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the periods.

  (d) Distributions in excess of net investment income were less than $0.01 per share.



FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS M
-------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended                                                       For the period
Per-share                             May 31                                                        Apr. 3, 1995+
operating performance               (Unaudited)                Year ended November 30                to Nov. 30
-------------------------------------------------------------------------------------------------------------------
                                        2000         1999         1998         1997         1996         1995
-------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $4.82        $5.02        $4.91        $4.90        $4.93        $4.68
-------------------------------------------------------------------------------------------------------------------
Investment operations
-------------------------------------------------------------------------------------------------------------------
Net investment income                    .13          .24          .24(c)       .28          .27          .12(c)
-------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.07)        (.20)         .14          .01         (.02)         .32
-------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .06          .04          .38          .29          .25          .44
-------------------------------------------------------------------------------------------------------------------
Less distributions:
-------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.12)        (.24)        (.24)        (.28)        (.26)        (.18)
-------------------------------------------------------------------------------------------------------------------
Return of capital                         --           --           --           --           --         (.01)
-------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                         --           --         (.03)          --         (.02)          --(d)
-------------------------------------------------------------------------------------------------------------------
Total distributions                     (.12)        (.24)        (.27)        (.28)        (.28)        (.19)
-------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $4.76        $4.82        $5.02        $4.91        $4.90        $4.93
-------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  1.26*         .93         8.01         6.03         5.33         9.63*
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $9,817      $10,918      $10,181       $7,158       $4,404       $1,058
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .59*        1.14         1.21         1.30         1.35          .87*
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               2.73*        5.09         4.88         5.55         5.28         3.37*
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                182.37*      318.67       223.06       188.39       367.19       383.88
-------------------------------------------------------------------------------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements.

  (c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the periods.

  (d) Distributions in excess of net investment income were less than $0.01 per share.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS Y
-------------------------------------------------------------------------------------------
                                     Six months
                                       ended                              For the period
Per-share                              May 31            Year ended        Oct. 1, 1997+
operating performance               (Unaudited)         November 30        to Nov. 30
-------------------------------------------------------------------------------------------
                                        2000         1999         1998         1997
-------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $4.80        $5.01        $4.90        $4.90
-------------------------------------------------------------------------------------------
Investment operations
-------------------------------------------------------------------------------------------
Net investment income                    .14          .26          .26(c)       .05
-------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.07)        (.21)         .14           --
-------------------------------------------------------------------------------------------
Total from
investment operations                    .07          .05          .40          .05
-------------------------------------------------------------------------------------------
Less distributions:
-------------------------------------------------------------------------------------------
From net
investment income                       (.13)        (.26)        (.26)        (.05)
-------------------------------------------------------------------------------------------
Return of capital                         --           --           --           --
-------------------------------------------------------------------------------------------
In excess of net
investment income                         --           --         (.03)          --
-------------------------------------------------------------------------------------------
Total distributions                     (.13)        (.26)        (.29)        (.05)
-------------------------------------------------------------------------------------------
Net asset value,
end of period                          $4.74        $4.80        $5.01        $4.90
-------------------------------------------------------------------------------------------

Ratios and supplemental data
-------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  1.47*        1.14         8.46         1.03*
-------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $110,149     $114,881     $120,019     $119,889
-------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .39*         .74          .81          .15*
-------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               2.93*        5.45         5.30          .96*
-------------------------------------------------------------------------------------------
Portfolio turnover (%)                182.37*      318.67       223.06       188.39
-------------------------------------------------------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements.

  (c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the periods.

  (d) Distributions in excess of net investment income were less than $0.01 per share.



NOTES TO FINANCIAL STATEMENTS
May 31, 2000 (Unaudited)

Note 1
Significant accounting policies

Putnam Intermediate U.S. Government Income Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks high current income consistent with preservation of capital, through investments primarily in U.S. government securities.

The fund offers class A, class B, class C, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within four years of purchase. Class C shares have a higher ongoing distribution fee than class B shares and class C shares and have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 2.00% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis.

E) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At November 30, 1999, the fund had a capital loss carryover of approximately $24,928,000 available to offset future capital gains, if any. This amount includes approximately $15,145,000 of capital loss carryovers acquired in connection with the fund's acquisition of the net assets of Putnam Adjustable Rate U.S. Government Fund in 1996. The amount of the capital loss carryover that can be used to offset realized capital gains by the fund in any one year may be limited by the Internal Revenue Code and Regulations. To the extent that capital loss carryovers are used to offset realized capital gains, it is unlikely that gains so offset would be distributed to shareholders since any such distribution might be taxable as ordinary income. The amount of the carryover and the expiration dates are:

Loss Carryover    Expiration
--------------    ------------------
    $1,134,000    November 30, 2001
    15,119,000    November 30, 2002
       514,000    November 30, 2004
     8,161,000    November 30, 2007

G) Distributions to shareholders The fund declares a distribution each day based upon the projected net investment income, for a specified period, calculated as if earned prorata throughout the period on a daily basis. Such distributions are recorded daily and paid monthly. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.60% of the first $1 billion of average net assets, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion, and 0.38% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended May 31, 2000, fund expenses were reduced by $43,953 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $906 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, Inc., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management, Inc., at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund to an annual rate of 0.25%, 0.85%, 1.00% and 0.40% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the six months ended May 31, 2000, Putnam Retail Management, Inc., acting as underwriter received net commissions of $39,838 and $3,936 from the sale of class A and class M shares, respectively and $181,474 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended May 31, 2000, Putnam Retail Management, Inc., acting as underwriter received $24,076 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended May 31, 2000, cost of purchases and proceeds from sales of U.S. government and agency obligations other than short-term investments aggregated $725,485,735 and $858,781,285, respectively.

Note 4
Capital shares

At May 31, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                             Six months ended May 31, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 26,259,845        $124,830,686
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                1,044,423           4,962,623
---------------------------------------------------------------------------
                                            27,304,268         129,793,309

Shares
repurchased                                (31,090,920)       (147,853,686)
---------------------------------------------------------------------------
Net decrease                                (3,786,652)       $(18,060,377)
---------------------------------------------------------------------------

                                              Year ended November 30, 1999
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 82,440,208        $403,857,633
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                2,084,355          10,155,465
---------------------------------------------------------------------------
                                            84,524,563         414,013,098

Shares
repurchased                                (82,127,863)       (402,232,404)
---------------------------------------------------------------------------
Net increase                                 2,396,700        $ 11,780,694
---------------------------------------------------------------------------

                                             Six months ended May 31, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 10,197,138        $ 49,610,633
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  464,487           1,182,026
---------------------------------------------------------------------------
                                            10,661,625          50,792,659

Shares
repurchased                                (16,723,458)        (79,552,839)
---------------------------------------------------------------------------
Net decrease                                (6,061,833)       $(28,760,180)
---------------------------------------------------------------------------

                                              Year ended November 30, 1999
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 34,412,013        $168,833,974
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                1,125,118           5,493,492
---------------------------------------------------------------------------
                                            35,537,131         174,327,466

Shares
repurchased                                (34,498,252)       (168,856,064)
---------------------------------------------------------------------------
Net increase                                 1,038,879        $  5,471,402
---------------------------------------------------------------------------

                                             Six months ended May 31, 2000
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,546,732          $7,382,926
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    8,654              18,996
---------------------------------------------------------------------------
                                             1,555,386           7,401,922

Shares
repurchased                                 (1,555,490)         (7,389,884)
---------------------------------------------------------------------------
Net (decrease)
increase                                          (104)         $   12,038
---------------------------------------------------------------------------

                                                        From July 26, 1999
                                           (commencement of operations) to
                                                         November 30, 1999
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    716,604          $3,448,177
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    4,237              20,403
---------------------------------------------------------------------------
                                               720,841           3,468,580

Shares
repurchased                                   (149,847)           (721,308)
---------------------------------------------------------------------------
Net increase                                   570,994          $2,747,272
---------------------------------------------------------------------------

                                             Six months ended May 31, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,463,339          $7,095,926
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   47,735             118,506
---------------------------------------------------------------------------
                                             1,511,074           7,214,432

Shares
repurchased                                 (1,712,626)         (8,136,743)
---------------------------------------------------------------------------
Net decrease                                  (201,552)         $ (922,311)
---------------------------------------------------------------------------

                                              Year ended November 30, 1999
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,537,235         $12,479,085
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   97,163             474,422
---------------------------------------------------------------------------
                                             2,634,398          12,953,507

Shares
repurchased                                 (2,397,373)        (11,765,635)
---------------------------------------------------------------------------
Net increase                                   237,025         $ 1,187,872
---------------------------------------------------------------------------

                                             Six months ended May 31, 2000
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,349,814         $10,661,418
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  530,664           3,012,818
---------------------------------------------------------------------------
                                             2,880,478          13,674,236

Shares
repurchased                                 (3,559,875)        (16,883,799)
---------------------------------------------------------------------------
Net decrease                                  (679,397)        $(3,209,563)
---------------------------------------------------------------------------

                                              Year ended November 30, 1999
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  5,345,030         $26,051,044
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                1,292,538           6,366,078
---------------------------------------------------------------------------
                                             6,637,568          32,417,122

Shares
repurchased                                 (6,670,709)        (32,629,377)
---------------------------------------------------------------------------
Net decrease                                   (33,141)        $  (212,255)
---------------------------------------------------------------------------


FUND INFORMATION

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management, Inc.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Edward H. D'Alelio
Vice President

Kevin M. Cronin
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Intermediate U.S. Government Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


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PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
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For account balances, economic forecasts, and the latest on Putnam funds, visit
www.putnaminv.com


SA036-62273  398/428/674  7/00


PUTNAM INVESTMENTS                                     [SCALE LOGO OMITTED]
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Putnam Intermediate U.S. Government Income Fund
Supplement to Semiannual Report dated 5/31/00

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, class B, class C, and class M shares, which are discussed more extensively in the semiannual report.

SEMIANNUAL RESULTS AT A GLANCE
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Total return
for periods ended 5/31/00:                            NAV

6 months                                             1.47%
1 year                                               2.90
Five years                                          32.42
Annual average                                       5.78
Life of fund (since class A inception, 2/16/93)     43.86
Annual average                                       5.12

Share value:                                          NAV

11/30/99                                            $4.80
5/31/00                                             $4.74
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Distributions:           No.     Income      Capital gains      Total
11/30/99 - 5/31/00        6    $0.129044           --         $0.129044
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Please note that past performance does not indicate future results. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.